Derivative instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative [Table]
Derivative financial assets	$ 150,108	$ 118,142
Notional amounts related to derivative financial assets	4,659,900	4,613,800
Derivative financial liabilities	154,906	121,309
Notional amounts related to derivative financial liabilities	4,641,900	4,616,600
Other amounts values	11,376,500	8,771,100
Interest rate
Derivative [Table]
Derivative financial assets	39,800	33,200
Notional amounts related to derivative financial assets	1,057,400	991,200
Derivative financial liabilities	37,500	28,700
Notional amounts related to derivative financial liabilities	1,022,900	943,100
Other amounts values	11,255,400	8,675,100
Credit derivative
Derivative [Table]
Derivative financial assets	1,000	1,400
Notional amounts related to derivative financial assets	36,800	44,700
Derivative financial liabilities	1,200	1,800
Notional amounts related to derivative financial liabilities	37,100	46,300
Foreign exchange
Derivative [Table]
Derivative financial assets	85,500	53,300
Notional amounts related to derivative financial assets	3,087,100	3,030,800
Derivative financial liabilities	88,500	54,100
Notional amounts related to derivative financial liabilities	2,992,700	2,938,800
Other amounts values	40,100	1,200
Equity / index
Derivative [Table]
Derivative financial assets	22,200	28,200
Notional amounts related to derivative financial assets	384,500	456,900
Derivative financial liabilities	26,100	34,900
Notional amounts related to derivative financial liabilities	501,300	603,900
Other amounts values	63,400	80,100
Commodity
Derivative [Table]
Derivative financial assets	1,400	1,600
Notional amounts related to derivative financial assets	68,100	57,800
Derivative financial liabilities	1,400	1,600
Notional amounts related to derivative financial liabilities	64,200	56,400
Other amounts values	17,600	14,700
Unsettled purchases of non-derivative financial instruments
Derivative [Table]
Derivative financial assets	100	100
Notional amounts related to derivative financial assets	12,100	13,300
Derivative financial liabilities	100	200
Notional amounts related to derivative financial liabilities	9,400	10,600
Unsettled sales of non-derivative financial instruments
Derivative [Table]
Derivative financial assets	100	200
Notional amounts related to derivative financial assets	13,000	18,200
Derivative financial liabilities	0	100
Notional amounts related to derivative financial liabilities	10,700	9,400
Over-the-counter (OTC) contracts | Loan commitments measured at FVTPL
Derivative [Table]
Derivative financial assets	0	0
Notional amounts related to derivative financial assets	900	800
Derivative financial liabilities	0	0
Notional amounts related to derivative financial liabilities	3,700	8,200
Forward contracts | Over-the-counter (OTC) contracts | Interest rate
Derivative [Table]
Derivative financial assets	200	100
Notional amounts related to derivative financial assets	37,700	29,400
Derivative financial liabilities	0	200
Notional amounts related to derivative financial liabilities	34,600	28,600
Other amounts values	792,700	443,600
Forward contracts | Over-the-counter (OTC) contracts | Foreign exchange
Derivative [Table]
Derivative financial assets	26,500	23,800
Notional amounts related to derivative financial assets	853,400	1,008,900
Derivative financial liabilities	28,600	23,800
Notional amounts related to derivative financial liabilities	910,200	1,043,200
Forward contracts | Exchange-traded derivatives (ETD) | Commodity
Derivative [Table]
Derivative financial assets	0	0
Notional amounts related to derivative financial assets	24,500	18,100
Derivative financial liabilities	0	0
Notional amounts related to derivative financial liabilities	23,200	15,200
Swaps | Over-the-counter (OTC) contracts | Interest rate
Derivative [Table]
Derivative financial assets	25,200	26,400
Notional amounts related to derivative financial assets	326,100	394,300
Derivative financial liabilities	19,800	19,200
Notional amounts related to derivative financial liabilities	281,000	344,100
Other amounts values	9,728,600	7,549,400
Swaps | Over-the-counter (OTC) contracts | Foreign exchange
Derivative [Table]
Derivative financial assets	49,600	24,300
Notional amounts related to derivative financial assets	1,679,300	1,606,300
Derivative financial liabilities	50,400	24,900
Notional amounts related to derivative financial liabilities	1,553,700	1,480,300
Other amounts values	38,400
Swaps | Over-the-counter (OTC) contracts | Equity / index
Derivative [Table]
Derivative financial assets	5,300	4,700
Notional amounts related to derivative financial assets	95,500	105,700
Derivative financial liabilities	6,600	9,300
Notional amounts related to derivative financial liabilities	122,000	154,800
Swaps | Over-the-counter (OTC) contracts | Commodity
Derivative [Table]
Derivative financial assets	500	500
Notional amounts related to derivative financial assets	19,300	19,900
Derivative financial liabilities	700	800
Notional amounts related to derivative financial liabilities	19,300	25,400
Options | Over-the-counter (OTC) contracts | Interest rate
Derivative [Table]
Derivative financial assets	14,200	6,600
Notional amounts related to derivative financial assets	687,500	545,200
Derivative financial liabilities	17,500	9,200
Notional amounts related to derivative financial liabilities	705,000	553,600
Options | Over-the-counter (OTC) contracts | Foreign exchange
Derivative [Table]
Derivative financial assets	9,300	5,200
Notional amounts related to derivative financial assets	551,600	412,600
Derivative financial liabilities	9,200	5,300
Notional amounts related to derivative financial liabilities	521,600	408,600
Options | Over-the-counter (OTC) contracts | Equity / index
Derivative [Table]
Derivative financial assets	2,800	4,600
Notional amounts related to derivative financial assets	51,600	61,400
Derivative financial liabilities	4,400	6,500
Notional amounts related to derivative financial liabilities	89,000	102,300
Options | Over-the-counter (OTC) contracts | Commodity
Derivative [Table]
Derivative financial assets	400	400
Notional amounts related to derivative financial assets	15,800	14,000
Derivative financial liabilities	300	200
Notional amounts related to derivative financial liabilities	13,300	10,400
Options | Exchange-traded derivatives (ETD) | Interest rate
Derivative [Table]
Derivative financial assets	0	0
Notional amounts related to derivative financial assets	6,100	22,400
Derivative financial liabilities	0	0
Notional amounts related to derivative financial liabilities	2,200	16,800
Other amounts values	127,700	157,100
Options | Exchange-traded derivatives (ETD) | Equity / index
Derivative [Table]
Derivative financial assets	9,000	10,200
Notional amounts related to derivative financial assets	237,000	289,600
Derivative financial liabilities	8,100	9,800
Notional amounts related to derivative financial liabilities	289,700	346,300
Other amounts values	11,200	8,800
Futures | Exchange-traded derivatives (ETD) | Interest rate
Derivative [Table]
Other amounts values	606,300	525,000
Futures | Exchange-traded derivatives (ETD) | Equity / index
Derivative [Table]
Other amounts values	52,200	71,200
Futures | Exchange-traded derivatives (ETD) | Commodity
Derivative [Table]
Other amounts values	16,400	13,900
Client-cleared transactions | Exchange-traded derivatives (ETD) | Equity / index
Derivative [Table]
Derivative financial assets	5,100	8,600
Derivative financial liabilities	7,000	9,400
Client-cleared transactions | Exchange-traded derivatives (ETD) | Commodity
Derivative [Table]
Derivative financial assets	200	600
Derivative financial liabilities	300	400
Credit default swaps | Over-the-counter (OTC) contracts | Credit derivative
Derivative [Table]
Derivative financial assets	900	1,300
Notional amounts related to derivative financial assets	34,200	39,400
Derivative financial liabilities	1,000	1,600
Notional amounts related to derivative financial liabilities	36,800	44,100
Total return swaps | Over-the-counter (OTC) contracts | Credit derivative
Derivative [Table]
Derivative financial assets	100	100
Notional amounts related to derivative financial assets	900	1,300
Derivative financial liabilities	200	200
Notional amounts related to derivative financial liabilities	300	1,700
UBS AG
Derivative [Table]
Derivative financial assets	150,109	118,145
Notional amounts related to derivative financial assets	4,660,100	4,614,000
Derivative financial liabilities	154,906	121,309
Notional amounts related to derivative financial liabilities	4,642,000	4,616,600
Other amounts values	11,376,500	8,771,100
UBS AG | Interest rate
Derivative [Table]
Derivative financial assets	39,800	33,200
Notional amounts related to derivative financial assets	1,057,400	991,200
Derivative financial liabilities	37,500	28,700
Notional amounts related to derivative financial liabilities	1,022,900	943,100
Other amounts values	11,255,400	8,675,100
UBS AG | Credit derivative
Derivative [Table]
Derivative financial assets	1,000	1,400
Notional amounts related to derivative financial assets	36,800	44,700
Derivative financial liabilities	1,200	1,800
Notional amounts related to derivative financial liabilities	37,100	46,300
UBS AG | Foreign exchange
Derivative [Table]
Derivative financial assets	85,500	53,300
Notional amounts related to derivative financial assets	3,087,300	3,031,000
Derivative financial liabilities	88,500	54,100
Notional amounts related to derivative financial liabilities	2,992,700	2,938,800
Other amounts values	40,100	1,200
UBS AG | Equity / index
Derivative [Table]
Derivative financial assets	22,200	28,200
Notional amounts related to derivative financial assets	384,500	456,900
Derivative financial liabilities	26,100	34,900
Notional amounts related to derivative financial liabilities	501,300	603,900
Other amounts values	63,400	80,100
UBS AG | Commodity
Derivative [Table]
Derivative financial assets	1,400	1,600
Notional amounts related to derivative financial assets	68,100	57,800
Derivative financial liabilities	1,400	1,600
Notional amounts related to derivative financial liabilities	64,200	56,400
Other amounts values	17,600	14,700
UBS AG | Unsettled purchases of non-derivative financial instruments
Derivative [Table]
Derivative financial assets	100	100
Notional amounts related to derivative financial assets	12,100	13,300
Derivative financial liabilities	100	200
Notional amounts related to derivative financial liabilities	9,400	10,600
UBS AG | Unsettled sales of non-derivative financial instruments
Derivative [Table]
Derivative financial assets	100	200
Notional amounts related to derivative financial assets	13,000	18,200
Derivative financial liabilities	0	100
Notional amounts related to derivative financial liabilities	10,700	9,400
UBS AG | Over-the-counter (OTC) contracts | Loan commitments measured at FVTPL
Derivative [Table]
Derivative financial assets	0	0
Notional amounts related to derivative financial assets	900	800
Derivative financial liabilities	0	0
Notional amounts related to derivative financial liabilities	3,700	8,200
UBS AG | Forward contracts | Over-the-counter (OTC) contracts | Interest rate
Derivative [Table]
Derivative financial assets	200	100
Notional amounts related to derivative financial assets	37,700	29,400
Derivative financial liabilities	0	200
Notional amounts related to derivative financial liabilities	34,600	28,600
Other amounts values	792,700	443,600
UBS AG | Forward contracts | Over-the-counter (OTC) contracts | Foreign exchange
Derivative [Table]
Derivative financial assets	26,500	23,800
Notional amounts related to derivative financial assets	853,600	1,009,100
Derivative financial liabilities	28,600	23,800
Notional amounts related to derivative financial liabilities	910,200	1,043,200
UBS AG | Forward contracts | Exchange-traded derivatives (ETD) | Commodity
Derivative [Table]
Derivative financial assets	0	0
Notional amounts related to derivative financial assets	24,500	18,100
Derivative financial liabilities	0	0
Notional amounts related to derivative financial liabilities	23,200	15,200
UBS AG | Swaps | Over-the-counter (OTC) contracts | Interest rate
Derivative [Table]
Derivative financial assets	25,200	26,400
Notional amounts related to derivative financial assets	326,100	394,300
Derivative financial liabilities	19,800	19,200
Notional amounts related to derivative financial liabilities	281,000	344,100
Other amounts values	9,728,600	7,549,400
UBS AG | Swaps | Over-the-counter (OTC) contracts | Foreign exchange
Derivative [Table]
Derivative financial assets	49,600	24,300
Notional amounts related to derivative financial assets	1,679,300	1,606,400
Derivative financial liabilities	50,400	24,900
Notional amounts related to derivative financial liabilities	1,553,700	1,480,300
Other amounts values	38,400
UBS AG | Swaps | Over-the-counter (OTC) contracts | Equity / index
Derivative [Table]
Derivative financial assets	5,300	4,700
Notional amounts related to derivative financial assets	95,500	105,700
Derivative financial liabilities	6,600	9,300
Notional amounts related to derivative financial liabilities	122,000	154,800
UBS AG | Swaps | Over-the-counter (OTC) contracts | Commodity
Derivative [Table]
Derivative financial assets	500	500
Notional amounts related to derivative financial assets	19,300	19,900
Derivative financial liabilities	700	800
Notional amounts related to derivative financial liabilities	19,300	25,400
UBS AG | Options | Over-the-counter (OTC) contracts | Interest rate
Derivative [Table]
Derivative financial assets	14,200	6,600
Notional amounts related to derivative financial assets	687,500	545,200
Derivative financial liabilities	17,500	9,200
Notional amounts related to derivative financial liabilities	705,000	553,600
UBS AG | Options | Over-the-counter (OTC) contracts | Foreign exchange
Derivative [Table]
Derivative financial assets	9,300	5,200
Notional amounts related to derivative financial assets	551,600	412,600
Derivative financial liabilities	9,200	5,300
Notional amounts related to derivative financial liabilities	521,600	408,600
UBS AG | Options | Over-the-counter (OTC) contracts | Equity / index
Derivative [Table]
Derivative financial assets	2,800	4,600
Notional amounts related to derivative financial assets	51,600	61,400
Derivative financial liabilities	4,400	6,500
Notional amounts related to derivative financial liabilities	89,000	102,300
UBS AG | Options | Over-the-counter (OTC) contracts | Commodity
Derivative [Table]
Derivative financial assets	400	400
Notional amounts related to derivative financial assets	15,800	14,000
Derivative financial liabilities	300	200
Notional amounts related to derivative financial liabilities	13,300	10,400
UBS AG | Options | Exchange-traded derivatives (ETD) | Interest rate
Derivative [Table]
Derivative financial assets	0	0
Notional amounts related to derivative financial assets	6,100	22,400
Derivative financial liabilities	0	0
Notional amounts related to derivative financial liabilities	2,200	16,800
Other amounts values	127,700	157,100
UBS AG | Options | Exchange-traded derivatives (ETD) | Equity / index
Derivative [Table]
Derivative financial assets	9,000	10,200
Notional amounts related to derivative financial assets	237,000	289,600
Derivative financial liabilities	8,100	9,800
Notional amounts related to derivative financial liabilities	289,700	346,300
Other amounts values	11,200	8,800
UBS AG | Futures | Exchange-traded derivatives (ETD) | Interest rate
Derivative [Table]
Other amounts values	606,300	525,000
UBS AG | Futures | Exchange-traded derivatives (ETD) | Equity / index
Derivative [Table]
Other amounts values	52,200	71,200
UBS AG | Futures | Exchange-traded derivatives (ETD) | Commodity
Derivative [Table]
Other amounts values	16,400	13,900
UBS AG | Client-cleared transactions | Exchange-traded derivatives (ETD) | Equity / index
Derivative [Table]
Derivative financial assets	5,100	8,600
Derivative financial liabilities	7,000	9,400
UBS AG | Client-cleared transactions | Exchange-traded derivatives (ETD) | Commodity
Derivative [Table]
Derivative financial assets	200	600
Derivative financial liabilities	300	400
UBS AG | Credit default swaps | Over-the-counter (OTC) contracts | Credit derivative
Derivative [Table]
Derivative financial assets	900	1,300
Notional amounts related to derivative financial assets	34,200	39,400
Derivative financial liabilities	1,000	1,600
Notional amounts related to derivative financial liabilities	36,800	44,100
UBS AG | Total return swaps | Over-the-counter (OTC) contracts | Credit derivative
Derivative [Table]
Derivative financial assets	100	100
Notional amounts related to derivative financial assets	900	1,300
Derivative financial liabilities	200	200
Notional amounts related to derivative financial liabilities	$ 300	$ 1,700